AVAILABLE-FOR-SALE MARKETABLE SECURITIES-for-sale marketable securities	12 Months Ended
Dec. 31, 2025
Investments, Debt and Equity Securities [Abstract]
AVAILABLE-FOR-SALE MARKETABLE SECURITIES
NOTE 3: -	AVAILABLE-FOR-SALE MARKETABLE SECURITIES

The following is a summary of available-for-sale marketable securities:

	December 31, 2025				December 31, 2024
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair Value	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value

Available-for-sale - matures within one year:
US Governmental debentures	48,630	33	-	48,663	26,455	15	-	26,470

	$48,630	$33	$-	$48,663	$26,455	$15	$-	$26,470

As of December 31, 2025 and 2024, the Company had no investments with unrealized loss for more than 12 months.

As of December 31,2025, 2024 and 2023, no credit loss impairment was recorded regarding the available for sale marketable securities.